SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

22.                               SEGMENT INFORMATION

The Group is mainly engaged in private personalized tutoring services in the PRC.  The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews results of operations by geographic location (i.e. city rather than learning centers), each location constituting a subsidiary of Xueda Information, when making decisions about allocating resources and assessing performance of the Group.  Consequently, the Group has determined that each location represents an operating segment.  However, under the aggregation criteria set forth in the US GAAP with respect to segment reporting, the Group operates in only one reportable segment as all of its operating segments have similar economic characteristics and provide the same tutoring services.

The Group’s net revenues for the years ended December 31, 2010, 2011 and 2012 were all generated from the services provided in the PRC.  The Group’s long-lived assets as of December 31, 2011 and 2012 were all located in the PRC.